RESTRICTED CERTIFICATES OF DEPOSIT (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
RESTRICTED CERTIFICATES OF DEPOSIT

4. RESTRICTED CERTIFICATES OF DEPOSIT

On July 12, 2011, the Company entered into a collateral agreement in the amount of $30,000 with a term of 12 months. This agreement collateralizes the Company’s credit card program.